Equity-Accounted Investees - summary of statement of profit and loss of Wallbox Fawsn (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Revenue	€ 144,185	€ 71,579	€ 19,677
Changes in inventories and raw materials and consumables used	85,605	44,253	10,574
Other operating expenses	(91,555)	(43,405)	(8,192)
Amortization and depreciation	(18,890)	(8,483)	(2,379)
Operating Loss	(138,835)	(53,572)	(10,985)
Loss before Tax	(67,726)	(225,584)	(12,312)
Income tax expense	(4,926)	(1,807)	(910)
Loss for the Year	(62,800)	(223,777)	(11,402)
Group's share of loss for the year - 50% (2022; 50%)	918	653
Wallbox Fawsn [Member] | Joint ventures where entity is venturer [member]
Disclosure of joint ventures [line items]
Revenue	1,681	1,852	353
Changes in inventories and raw materials and consumables used	(1,636)	(1,642)	(540)
Other operating expenses	(1,761)	(1,448)	(649)
Amortization and depreciation	(92)	(8)	(4)
Operating Loss	(1,808)	(1,246)	(840)
Finance (costs)/income	(28)	(59)	(5)
Loss before Tax	(1,836)	(1,305)	(845)
Income tax expense	0	0	0
Loss for the Year	(1,836)	(1,305)	(845)
Group's share of loss for the year - 50% (2022; 50%)	€ (918)	€ (653)	€ (423)	€ (388)